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         As filed with the Securities and Exchange Commission on March 26, 2009
                                            1933 Act Registration No. 033-70742
                                            1940 Act Registration No. 811-08090
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 60 /X/

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 62 /X/

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                            Dennis L. Schoff, Esquire
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Robert A. Robertson, Esq.
                                   Dechert LLP
                              4675 MacArthur Court
                                   Suite 1400
                             Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on April 24, 2009, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _________________, pursuant to paragraph (a)(1) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(2)
/ /  on _________________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 56 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. The information contained in Part A and Part B of the Registrant's Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 42 filed on April 18, 2008. The information contained in Part C of the Registrant's Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 59 filed on March 20, 2009.

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 26th day of March, 2009.

                                       LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


                                       By: /s/ Daniel R. Hayes
                                           -------------------------------------
                                           Daniel R. Hayes
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on March 26, 2009.

Signature                           Title


/s/ Daniel R. Hayes                President and Trustee
--------------------------------   (Principal Executive Officer)
Kelly D. Clevenger


* /s/ Kelly D. Clevenger           Chairman of the Board and Trustee
--------------------------------   (Principal Executive Officer)
Kelly D. Clevenger


* /s/ William P. Flory, Jr.        Chief Accounting Officer
--------------------------------   (Principal Accounting Officer and
William P. Flory, Jr.              Principal Financial Officer)


* /s/ Michael D. Coughlin          Trustee
--------------------------------
Michael D. Coughlin


* /s/ Nancy L. Frisby              Trustee
--------------------------------
Nancy L. Frisby


* /s/ Elizabeth S. Hager           Trustee
--------------------------------
Elizabeth S. Hager


* /s/ Gary D. Lemon                Trustee
--------------------------------
Gary D. Lemon


* /s/ Thomas D. Rath               Trustee
--------------------------------
Thomas D. Rath


* /s/ Kenneth G. Stella            Trustee
--------------------------------
Kenneth G. Stella


* /s/ David H. Windley             Trustee
--------------------------------
David H. Windley


*By /s/ Cynthia A. Rose,           Attorney-in-Fact
    ----------------------------
    Cynthia A. Rose